UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KS Management Corp.

Address:  11 West 42nd Street, 30th Floor
          New York, New York 10036

13F File Number:  28-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jack Swain
Title:    Chief Investment Officer/Chief Compliance Officer
Phone:    (212) 764-3500


Signature, Place and Date of Signing:


   /s/   Jack Swain             New York, New York             May 15, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                                 ----------

Form 13F Information Table Entry Total:                112
                                                 ----------

Form 13F Information Table Value Total:           $208,724
                                                 ----------


List of Other Included Managers:

           Form 13F File Number        Name

                 028-12162                 KS Capital Partners, L.P.
          -----------------------     ---------------------------------

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7        COULMN 8
                                 TITLE OF                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS      CUSIP      (x $1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
ADESA INC                      COM           00686U104       2574      93170   SH         DEFINED        1      SHARED
ADESA INC                      COM           00686U104       2106      76230   SH         SOLE                  SOLE
AGERE SYS INC                  COM           00845V308       1483      65550   SH         DEFINED        1      SHARED
AGERE SYS INC                  COM           00845V308       1119      49450   SH         SOLE                  SOLE
AGREE REALTY CORP              COM           008492100        858      25135   SH         DEFINED        1      SHARED
AGREE REALTY CORP              COM           008492100        702      20565   SH         SOLE                  SOLE
ALTIRIS INC                    COM           02148M100       1843      56000   SH         DEFINED        1      SHARED
ALTIRIS INC                    COM           02148M100       1448      44000   SH         SOLE                  SOLE
ALTRIA GROUP INC               COM           02209S103       2849      32450   SH         DEFINED        1      SHARED
ALTRIA GROUP INC               COM           02209S103       2331      26550   SH         SOLE                  SOLE
AQUILA INC                     COM           03840P102       1381     330275   SH         DEFINED        1      SHARED
AQUILA INC                     COM           03840P102       1130     270225   SH         SOLE                  SOLE
BANK NEW YORK INC              COM           064057102       2727      67260   SH         DEFINED        1      SHARED
BANK NEW YORK INC              COM           064057102       2058      50740   SH         SOLE                  SOLE
BRISTOL WEST HLDGS INC         COM           11037M105       2763     124630   SH         DEFINED        1      SHARED
BRISTOL WEST HLDGS INC         COM           11037M105       2261     101970   SH         SOLE                  SOLE
CALIFORNIA COASTAL CMNTYS IN   COM NEW       129915203        801      39474   SH         DEFINED        1      SHARED
CALIFORNIA COASTAL CMNTYS IN   COM NEW       129915203        655      32297   SH         SOLE                  SOLE
CHIQUITA BRANDS INTL INC       COM           170032809        340      24224   SH         DEFINED        1      SHARED
CHIQUITA BRANDS INTL INC       COM           170032809        256      18274   SH         SOLE                  SOLE
CLEAR CHANNEL COMMUNICATIONS   COM           184502102       1349      38500   SH         DEFINED        1      SHARED
CLEAR CHANNEL COMMUNICATIONS   COM           184502102       1104      31500   SH         SOLE                  SOLE
COMPASS BANCSHARES INC         COM           20449H109       2815      40920   SH         DEFINED        1      SHARED
COMPASS BANCSHARES INC         COM           20449H109       2303      33480   SH         SOLE                  SOLE
DOLLAR GEN CORP                COM           256669102       2060      97405   SH         DEFINED        1      SHARED
DOLLAR GEN CORP                COM           256669102       1686      79695   SH         SOLE                  SOLE
EXCEL TECHNOLOGY INC           COM           30067T103       2253      82430   SH         DEFINED        1      SHARED
EXCEL TECHNOLOGY INC           COM           30067T103       1843      67442   SH         SOLE                  SOLE
GOVERNMENT PPTYS TR INC        COM           38374W107        953      89100   SH         DEFINED        1      SHARED
GOVERNMENT PPTYS TR INC        COM           38374W107        780      72900   SH         SOLE                  SOLE
HORIZON HEALTH CORP            COM           44041Y104       2458     125707   SH         DEFINED        1      SHARED
HORIZON HEALTH CORP            COM           44041Y104       2011     102851   SH         SOLE                  SOLE
HOUSTON EXPL CO                COM           442120101        297       5500   SH         DEFINED        1      SHARED
HOUSTON EXPL CO                COM           442120101        243       4500   SH         SOLE                  SOLE
HUB INTERNATIONAL LTD          COM           44332P101       2751      66000   SH         DEFINED        1      SHARED
HUB INTERNATIONAL LTD          COM           44332P101       2251      54000   SH         SOLE                  SOLE
HYPERION SOLUTIONS CORP        COM           44914M104       1383      26675   SH         DEFINED        1      SHARED
HYPERION SOLUTIONS CORP        COM           44914M104       1131      21825   SH         SOLE                  SOLE
INFRASOURCE SVCS INC           COM           45684P102       2940      96305   SH         DEFINED        1      SHARED
INFRASOURCE SVCS INC           COM           45684P102       2406      78795   SH         SOLE                  SOLE
INVESTORS FINL SERVICES CORP   COM           461915100       2591      44550   SH         DEFINED        1      SHARED
INVESTORS FINL SERVICES CORP   COM           461915100       2120      36450   SH         SOLE                  SOLE
KAISER ALUMINUM CORP           COM PAR $.01  483007704        462       5923   SH         DEFINED        1      SHARED
KAISER ALUMINUM CORP           COM PAR $.01  483007704        379       4865   SH         SOLE                  SOLE
KEANE INC                      COM           486665102       1755     129250   SH         DEFINED        1      SHARED
KEANE INC                      COM           486665102       1436     105750   SH         SOLE                  SOLE
KEYSPAN CORP                   COM           49337W100       2367      57530   SH         DEFINED        1      SHARED
KEYSPAN CORP                   COM           49337W100       1937      47070   SH         SOLE                  SOLE
KINDER MORGAN INC KANS         COM           49455P101       5143      48318   SH         DEFINED        1      SHARED
KINDER MORGAN INC KANS         COM           49455P101       4208      39532   SH         SOLE                  SOLE
LAIDLAW INTL INC               COM           50730R102       2750      79475   SH         DEFINED        1      SHARED
LAIDLAW INTL INC               COM           50730R102       2250      65025   SH         SOLE                  SOLE
LONE STAR TECHNOLOGIES INC     COM           542312103       2753      41690   SH         DEFINED        1      SHARED
LONE STAR TECHNOLOGIES INC     COM           542312103       2252      34110   SH         SOLE                  SOLE
LONGVIEW FIBRE CO              COM           543213102       3088     125389   SH         DEFINED        1      SHARED
LONGVIEW FIBRE CO              COM           543213102       2527     102591   SH         SOLE                  SOLE
LORAL SPACE & COMMUNICATNS L   COM           543881106       2597      51037   SH         DEFINED        1      SHARED
LORAL SPACE & COMMUNICATNS L   COM           543881106       2125      41757   SH         SOLE                  SOLE
MIRANT CORP NEW                COM           60467R100       1126      27821   SH         DEFINED        1      SHARED
MIRANT CORP NEW                COM           60467R100        921      22762   SH         SOLE                  SOLE
NETRATINGS INC                 COM           64116M108       2666     128150   SH         DEFINED        1      SHARED
NETRATINGS INC                 COM           64116M108       2181     104850   SH         SOLE                  SOLE
NEW PLAN EXCEL RLTY TR INC     COM           648053106       1359      41140   SH         DEFINED        1      SHARED
NEW PLAN EXCEL RLTY TR INC     COM           648053106       1112      33660   SH         SOLE                  SOLE
NEW RIV PHARMACEUTICALS INC    COM           648468205       4216      66264   SH         DEFINED        1      SHARED
NEW RIV PHARMACEUTICALS INC    COM           648468205       3450      54216   SH         SOLE                  SOLE
NORTHWESTERN CORP              COM NEW       668074305       3102      87560   SH         DEFINED        1      SHARED
NORTHWESTERN CORP              COM NEW       668074305       2538      71640   SH         SOLE                  SOLE
NOVELIS INC                    COM           67000X106       2756      62480   SH         DEFINED        1      SHARED
NOVELIS INC                    COM           67000X106       2255      51120   SH         SOLE                  SOLE
NRG ENERGY INC                 COM NEW       629377508        760      10545   SH         DEFINED        1      SHARED
NRG ENERGY INC                 COM NEW       629377508        621       8627   SH         SOLE                  SOLE
OWENS CORNING NEW              COM           690742101        698      21894   SH         DEFINED        1      SHARED
OWENS CORNING NEW              COM           690742101        571      17914   SH         SOLE                  SOLE
PORTLAND GEN ELEC CO           COM NEW       736508847        572      19603   SH         DEFINED        1      SHARED
PORTLAND GEN ELEC CO           COM NEW       736508847        468      16038   SH         SOLE                  SOLE
REOLOGY CORP                   COM           75605E100       6876     232210   SH         DEFINED        1      SHARED
REOLOGY CORP                   COM           75605E100       5626     189990   SH         SOLE                  SOLE
SERVICEMASTER CO               COM           81760N109       2793     181500   SH         DEFINED        1      SHARED
SERVICEMASTER CO               COM           81760N109       2285     148500   SH         SOLE                  SOLE
SKY FINL GROUP INC             COM           83080P103       1228      45714   SH         DEFINED        1      SHARED
SKY FINL GROUP INC             COM           83080P103        926      34486   SH         SOLE                  SOLE
SPIRIT FIN CORP                COM           848568309       2819     189200   SH         DEFINED        1      SHARED
SPIRIT FIN CORP                COM           848568309       2307     154800   SH         SOLE                  SOLE
STATION CASINOS INC            COM           857689103       1905      22000   SH         DEFINED        1      SHARED
STATION CASINOS INC            COM           857689103       1558      18000   SH         SOLE                  SOLE
STEEL TECHNOLOGIES INC         COM           858147101        696      23540   SH         DEFINED        1      SHARED
STEEL TECHNOLOGIES INC         COM           858147101        570      19260   SH         SOLE                  SOLE
TALX CORP                      COM           874918105        618      18645   SH         DEFINED        1      SHARED
TALX CORP                      COM           874918105        505      15255   SH         SOLE                  SOLE
TANOX INC                      COM           87588Q109       2476     132000   SH         DEFINED        1      SHARED
TANOX INC                      COM           87588Q109       2026     108000   SH         SOLE                  SOLE
TIME WARNER CABLE INC          CL A          88732J108       2000      53383   SH         DEFINED        1      SHARED
TIME WARNER CABLE INC          CL A          88732J108       1636      43672   SH         SOLE                  SOLE
TOPPS INC                      COM           890786106       1350     138875   SH         DEFINED        1      SHARED
TOPPS INC                      COM           890786106       1104     113625   SH         SOLE                  SOLE
TRIAD HOSPITALS INC            COM           89579K109       5753     110110   SH         DEFINED        1      SHARED
TRIAD HOSPITALS INC            COM           89579K109       4707      90090   SH         SOLE                  SOLE
TRUMP ENTMT RESORTS INC        COM           89816T103        335      18538   SH         DEFINED        1      SHARED
TRUMP ENTMT RESORTS INC        COM           89816T103        253      13985   SH         SOLE                  SOLE
TXU CORP                       COM           873168108       2820      44000   SH         DEFINED        1      SHARED
TXU CORP                       COM           873168108       2308      36000   SH         SOLE                  SOLE
USA MOBILITY INC               COM           90341G103        274      13768   SH         DEFINED        1      SHARED
USA MOBILITY INC               COM           90341G103        207      10386   SH         SOLE                  SOLE
VERTRUE INC                    COM           92534N101       1423      29582   SH         DEFINED        1      SHARED
VERTRUE INC                    COM           92534N101       1164      24203   SH         SOLE                  SOLE
WEBEX COMMUNICATIONS INC       COM           94767L109       1313      23100   SH         DEFINED        1      SHARED
WEBEX COMMUNICATIONS INC       COM           94767L109       1075      18900   SH         SOLE                  SOLE
WILD OATS MARKETS INC          COM           96808B107       1357      74580   SH         DEFINED        1      SHARED
WILD OATS MARKETS INC          COM           96808B107       1111      61020   SH         SOLE                  SOLE
WITNESS SYS INC                COM           977424100       1378      51150   SH         DEFINED        1      SHARED
WITNESS SYS INC                COM           977424100       1128      41850   SH         SOLE                  SOLE

                                                          208,724  7,214,512


SK 00649-0004 766798